TIME DEPOSITS AND OTHER TIME LIABILITIES (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deposits and other demand liabilities
Checking accounts	$ 6,794,132	$ 6,272,656
Other deposits and demand accounts	709,711	590,221
Other demand liabilities	1,237,574	905,289
Total	8,741,417	7,768,166
Time deposits and other time liabilities
Time deposits	12,944,846	11,792,466
Time savings account	118,587	116,179
Other time liabilities	4,386	5,300
Total	$ 13,067,819	$ 11,913,945